Income Taxes Current Deferred Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Federal			$ 10,321	$ 10,822	$ 4,722
State			3,375	3,386	1,343
Current provision for income taxes			13,696	14,208	6,065
Federal			(506)	(1,522)	(4,600)
State			(166)	(153)	(1,219)
Deferred benefit for income taxes	$ (54)	$ (27)	(918)	(1,675)	(5,819)
Provision for income taxes	$ 524	$ (242)	13,024	12,533	246
Federal and State
Deferred benefit for income taxes			$ (672)	$ (1,675)	$ (5,819)